Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares
Business Acquisition [Line Items]
Business combination share issue ratio	0.570895
Vincera Pharma
Business Acquisition [Line Items]
Number of consecutive trading days	20 days
Number of trading days	30 days
Percentage of the earnout shares to be issued to the shareholders of the acquiree company	90.60%
Vincera Pharma | Volume Weighted Average Price One
Business Acquisition [Line Items]
Daily volume weighted average price per share | $ / shares	$ 20.00
Base amount for determining daily volume weighted average price per share | $	$ 20.0
Vincera Pharma | Volume Weighted Average Price Two
Business Acquisition [Line Items]
Daily volume weighted average price per share | $ / shares	$ 35.00
Base amount for determining daily volume weighted average price per share | $	$ 20.0
Vincera Pharma | Volume Weighted Average Price Three
Business Acquisition [Line Items]
Daily volume weighted average price per share | $ / shares	$ 45.00
Base amount for determining daily volume weighted average price per share | $	$ 20.0